Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

June 30, 2019

FAN-QTLY-0819
1.849911.111

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,608,881	$7,803,074
Fidelity Communication Services Central Fund (a)	202,042	41,250,819
Fidelity Consumer Discretionary Central Fund (a)	145,500	49,784,275
Fidelity Consumer Staples Central Fund (a)	157,097	31,337,796
Fidelity Emerging Markets Equity Central Fund (a)	224,041	49,026,938
Fidelity Energy Central Fund (a)	208,601	22,213,890
Fidelity Financials Central Fund (a)	866,692	88,324,618
Fidelity Health Care Central Fund (a)	162,526	71,023,800
Fidelity Industrials Central Fund (a)	166,700	48,219,736
Fidelity Information Technology Central Fund (a)	278,906	109,473,368
Fidelity International Equity Central Fund (a)	1,518,246	118,772,383
Fidelity Materials Central Fund (a)	60,947	12,377,168
Fidelity Real Estate Equity Central Fund (a)	150,083	17,451,649
Fidelity Utilities Central Fund (a)	84,243	16,084,477
TOTAL EQUITY CENTRAL FUNDS
(Cost $531,525,994)		683,143,991

Fixed-Income Central Funds - 42.1%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	930,698	8,934,701
Fidelity Floating Rate Central Fund (a)	85,877	8,710,509
Fidelity High Income Central Fund (a)	159,269	17,763,293

TOTAL HIGH YIELD FIXED-INCOME FUNDS		35,408,503

Investment Grade Fixed-Income Funds - 40.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	816,647	83,502,200
Fidelity International Credit Central Fund (a)	105,347	10,727,517
Fidelity Investment Grade Bond Central Fund (a)	5,583,868	618,357,563

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		712,587,280

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $717,958,601)		747,995,783

Money Market Central Funds - 12.1%
Fidelity Cash Central Fund 2.42% (b)	48,817,919	48,827,682
Fidelity Money Market Central Fund 2.57% (b)	131,166,823	131,179,939
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	35,359,339	35,362,875
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $215,358,310)		215,370,496
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 7/18/19 to 9/26/19 (d)
(Cost $4,315,736)	4,330,000	4,316,880
	Shares	Value

Investment Companies - 9.0%
iShares 20+ Year Treasury Bond ETF (e)	260,523	$34,600,060
iShares Core MSCI Emerging Markets ETF	1,535,572	78,989,824
iShares MSCI Japan ETF	488,826	26,680,123
iShares S&P 500 Index ETF	67,342	19,849,055
TOTAL INVESTMENT COMPANIES
(Cost $157,368,689)		160,119,062
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $1,626,527,330)		1,810,946,212
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(36,018,341)
NET ASSETS - 100%		$1,774,927,871

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	824	Sept. 2019	$79,239,960	$(2,230,840)	$(2,230,840)

The notional amount of futures sold as a percentage of Net Assets is 4.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,316,880.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,309,241
Fidelity Commodity Strategy Central Fund	62,950
Fidelity Communication Services Central Fund	195,817
Fidelity Consumer Discretionary Central Fund	1,744,264
Fidelity Consumer Staples Central Fund	2,756,772
Fidelity Emerging Markets Debt Central Fund	383,557
Fidelity Emerging Markets Equity Central Fund	2,253,707
Fidelity Energy Central Fund	353,216
Fidelity Financials Central Fund	5,074,706
Fidelity Floating Rate Central Fund	732,995
Fidelity Health Care Central Fund	3,864,933
Fidelity High Income Central Fund	248,988
Fidelity High Income Central Fund 1	1,062,070
Fidelity Industrials Central Fund	2,439,814
Fidelity Inflation-Protected Bond Index Central Fund	1,873,582
Fidelity Information Technology Central Fund	17,662,993
Fidelity International Credit Central Fund	436,021
Fidelity International Equity Central Fund	7,583,982
Fidelity Investment Grade Bond Central Fund	16,039,012
Fidelity Materials Central Fund	1,057,959
Fidelity Money Market Central Fund	2,489,568
Fidelity Real Estate Equity Central Fund	275,887
Fidelity Securities Lending Cash Central Fund	16,999
Fidelity Utilities Central Fund	1,413,775
Total	$71,332,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,502,529	$5,464,606	$434,938	$(9,273)	$(719,850)	$7,803,074	3.2%
Fidelity Communication Services Central Fund	9,460,525	29,592,876	1,751,395	(17,321)	3,966,134	41,250,819	2.4%
Fidelity Consumer Discretionary Central Fund	53,679,862	6,519,860	9,162,441	-1,417	(1,251,589)	49,784,275	2.5%
Fidelity Consumer Staples Central Fund	28,483,320	4,994,586	1,904,680	(27,210)	(208,220)	31,337,796	2.4%
Fidelity Emerging Markets Debt Central Fund	8,243,186	1,016,555	505,217	(5,912)	186,089	8,934,701	0.3%
Fidelity Emerging Markets Equity Central Fund	26,834,776	26,320,575	5,189,074	(149,251)	1,209,912	49,026,938	4.6%
Fidelity Energy Central Fund	27,725,615	2,210,463	1,569,385	(174,576)	(5,978,227)	22,213,890	2.4%
Fidelity Financials Central Fund	86,171,172	11,652,517	7,515,841	(280,440)	(1,702,790)	88,324,618	2.6%
Fidelity Floating Rate Central Fund	16,603,656	1,963,043	9,570,493	346,131	(631,828)	8,710,509	0.5%
Fidelity Health Care Central Fund	74,267,165	9,129,651	5,908,627	9,214	(6,473,603)	71,023,800	2.4%
Fidelity High Income Central Fund	--	436,220	12,883,582	(176,707)	(30,541)	17,763,293	0.7%
Fidelity High Income Central Fund 1	25,358,994	6,028,327	1,165,360	(6,687)	202,629	--	0.0%
Fidelity Industrials Central Fund	48,886,065	6,011,190	4,043,477	(285,913)	(2,348,129)	48,219,736	2.5%
Fidelity Inflation-Protected Bond Index Central Fund	66,469,796	36,536,063	20,806,731	(97,161)	1,400,233	83,502,200	6.0%
Fidelity Information Technology Central Fund	127,792,913	30,177,404	26,108,590	(2,468,709)	(19,919,650)	109,473,368	2.4%
Fidelity International Credit Central Fund	9,732,393	1,194,885	606,359	1,328	314,258	10,727,517	5.8%
Fidelity International Equity Central Fund	116,158,802	17,977,852	7,718,713	(141,330)	(7,504,228)	118,772,383	4.6%
Fidelity Investment Grade Bond Central Fund	618,689,316	75,480,690	106,445,252	(835,820)	31,468,629	618,357,563	4.0%
Fidelity Materials Central Fund	12,798,774	2,109,482	800,818	(61,220)	(1,669,050)	12,377,168	2.6%
Fidelity Real Estate Equity Central Fund	7,009,997	10,448,446	432,744	2,245	423,705	17,451,649	5.9%
Fidelity Utilities Central Fund	14,587,978	2,553,635	1,250,236	1,346	191,754	16,084,477	2.5%
Total	$1,382,456,834	$287,818,926	$225,773,953	$(4,378,683)	$(9,074,362)	$1,431,139,774

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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